Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) shares
Trade receivables, allowance for doubtful accounts (in Dollars and Yuan Renminbi)	¥ 9,497,995	$ 1,466,238	¥ 4,502,766	$ 695,108
Long-term investments, impairment (in Dollars and Yuan Renminbi)	240,000	37,050	240,000
Property and equipment, accumulated depreciation (in Dollars and Yuan Renminbi)	8,197,906	1,265,538	9,515,986
Intangible assets, accumulated amortization (in Dollars and Yuan Renminbi)	¥ 88,606,442	$ 13,678,478	¥ 80,190,029
Ordinary shares, U.S. dollars par value	0.0756	0.0756
Ordinary shares, shares authorized	6,613,756	6,613,756	6,613,756	6,613,756
Ordinary shares, shares issued	3,989,626	3,989,626	3,921,176	3,921,176
Ordinary shares, shares outstanding	5,218,615	5,218,615	3,989,626	3,989,626